UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

535 Madison Avenue, 37th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Direxion Funds

535 Madison Avenue, 37th Floor

New York, NY 10022

(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investor | DXKSX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$66	1.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$834,870
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-175.0%
Total (as % of net assets)	-175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.9%
US 10 Year T-Note, 4.375% 2034-05-15	8.8%
US 10 Year T-Note, 4.250% 2034-11-15	8.7%
US 10 Year T-Note, 4.250% 2035-05-15	8.7%
US 10 Year T-Note, 4.250% 2035-08-15	8.6%
US 10 Year T-Note, 4.000% 2035-11-15	8.5%
US 10 Year T-Note, 4.000% 2034-02-15	8.5%
US 10 Year T-Note, 4.500% 2033-11-15	8.5%
US 10 Year T-Note, 3.875% 2034-08-15	8.4%
US 10 Year T-Note, 3.875% 2033-08-15	7.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	PAGE 1	TSR-SAR-254939184

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Investor | DXKLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$68	1.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,407,416
Number of Holdings	5
Net Advisory Fee	$47,867
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	109.4%
Investment Companies	65.6%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.9%
US 10 Year T-Note, 4.375% 2034-05-15	8.8%
US 10 Year T-Note, 4.250% 2034-11-15	8.7%
US 10 Year T-Note, 4.250% 2035-05-15	8.7%
US 10 Year T-Note, 4.250% 2035-08-15	8.6%
US 10 Year T-Note, 4.000% 2035-11-15	8.5%
US 10 Year T-Note, 4.000% 2034-02-15	8.5%
US 10 Year T-Note, 4.500% 2033-11-15	8.5%
US 10 Year T-Note, 3.875% 2034-08-15	8.4%
US 10 Year T-Note, 3.875% 2033-08-15	7.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	PAGE 1	TSR-SAR-254939689

Direxion Monthly High Yield Bull 1.2X Fund
Investor | DXHYX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly High Yield Bull 1.2X Fund	$68	1.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,286,752
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	1,394%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Investment Companies	79.9%
Total Return Swap Contracts	40.1%
Total (as % of net assets)	120.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly High Yield Bull 1.2X Fund	PAGE 1	TSR-SAR-254939127

Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Investor | DXNLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100 Bull 1.25X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$59	1.15%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,797,150
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	128%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	83.5%
Investment Companies	41.5%
Total (as % of net assets)	125.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	49.9%
Communication Services	15.7%
Consumer Discretionary	12.5%
Consumer Staples	8.6%
Health Care	5.2%
Industrials	4.3%
Utilities	1.6%
Materials	1.3%
Energy	0.6%
Financials	0.2%
Real Estate	0.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.4%
Apple, Inc.	7.6%
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.7%
Alphabet Inc. Class A	3.5%
Walmart, Inc.	3.4%
Alphabet Inc. Class C	3.3%
Broadcom, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly NASDAQ-100 Bull 1.25X Fund	PAGE 1	TSR-SAR-25460D101

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ-100 Bull 1.25X Fund	PAGE 2	TSR-SAR-25460D101

Direxion Monthly NASDAQ 100 Bull 1.75X Fund
Investor | DXQLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ 100 Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$67	1.30%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$505,643,565
Number of Holdings	5
Net Advisory Fee	$2,046,978
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	109.3%
Investment Companies	65.7%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	49.9%
Communication Services	15.7%
Consumer Discretionary	12.5%
Consumer Staples	8.6%
Health Care	5.2%
Industrials	4.3%
Utilities	1.6%
Materials	1.3%
Energy	0.6%
Financials	0.2%
Real Estate	0.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.4%
Apple, Inc.	7.6%
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.7%
Alphabet Inc. Class A	3.5%
Walmart, Inc.	3.4%
Alphabet Inc. Class C	3.3%
Broadcom, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 1	TSR-SAR-254939200

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 2	TSR-SAR-254939200

Direxion Monthly S&P 500 Bull 1.75X Fund
Investor | DXSLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly S&P 500 Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly S&P 500® Bull 1.75X Fund	$70	1.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,238,830
Number of Holdings	5
Net Advisory Fee	$486,085
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	125.2%
Investment Companies	49.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	32.4%
Financials	12.5%
Communication Services	10.5%
Consumer Discretionary	10.0%
Health Care	9.9%
Industrials	9.2%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.3%
Apple, Inc.	6.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.5%
Alphabet Inc. Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway Inc. Class B	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 1	TSR-SAR-254939705

Direxion Monthly Small Cap Bull 1.75X Fund
Investor | DXRLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly Small Cap Bull 1.75X Fund	$73	1.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$9,227,193
Number of Holdings	5
Net Advisory Fee	$15,213
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	122.2%
Investment Companies	52.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	18.8%
Health Care	17.4%
Financials	16.7%
Information Technology	14.3%
Consumer Discretionary	8.8%
Energy	5.9%
Real Estate	5.5%
Materials	5.0%
Utilities	3.0%
Communication Services	2.6%
Consumer Staples	2.0%

Top 10 Constituents of Index	(%)
Bloom Energy Corp.	1.1%
Fabrinet	0.6%
Coeur Mining, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Hecla Mining Co.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.5%
Kratos Defense and Security Solutions, Inc.	0.5%
IonQ, Inc.	0.4%
Sterling Infrastructure, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 1	TSR-SAR-254939838

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 2	TSR-SAR-254939838

Hilton Tactical Income Fund
Institutional Class | HCYIX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$44	0.87%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$136,481,753
Number of Holdings	103
Net Advisory Fee	$356,442
Portfolio Turnover	30%
Annualized Distribution Rate*	4.16%
*A portion of this rate may be considered tax-deferred return of capital and may be subject to capital gains tax.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(%)
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
Vanguard International High Dividend Yield ETF	5.2%
iShares MBS ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.4%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.6%
Goldman Sachs S&P 500 Premium Income ETF	3.2%
Janus Henderson AAA CLO ETF	3.0%
Vanguard Intermediate-Term Treasury ETF	2.5%
Alphabet, Inc.	2.5%

Security Type	(%)
Investment Companies	44.7%
Common Stocks	32.5%
Corporate Bonds	18.0%
U.S. Treasury Securities	2.1%
Cash & Other	2.7%

Market Exposure	(%)
Equity	51.5%
Fixed Income	45.8%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Hilton Tactical Income Fund	PAGE 1	TSR-SAR-254939168

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 2	TSR-SAR-254939168

Hilton Tactical Income Fund
Investor Class | HCYAX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$57	1.12%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$136,481,753
Number of Holdings	103
Net Advisory Fee	$356,442
Portfolio Turnover	30%
Annualized Distribution Rate*	3.83%
*A portion of this rate may be considered tax-deferred return of capital and may be subject to capital gains tax.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(%)
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
Vanguard International High Dividend Yield ETF	5.2%
iShares MBS ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.4%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.6%
Goldman Sachs S&P 500 Premium Income ETF	3.2%
Janus Henderson AAA CLO ETF	3.0%
Vanguard Intermediate-Term Treasury ETF	2.5%
Alphabet, Inc.	2.5%

Security Type	(%)
Investment Companies	44.7%
Common Stocks	32.5%
Corporate Bonds	18.0%
U.S. Treasury Securities	2.1%
Cash & Other	2.7%

Market Exposure	(%)
Equity	51.5%
Fixed Income	45.8%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Hilton Tactical Income Fund	PAGE 1	TSR-SAR-254939176

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 2	TSR-SAR-254939176

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Direxion Funds

Semi-Annual Financial Statements and Additional Information

FEBRUARY 28, 2026

535 Madison Avenue, 37th Floor   New York, New York 10022   www.direxion.com

1.2X Bull Fund

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X Bull Fund

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)

1.75X Bull Funds

Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund (DXKLX)

1.75X Bear Funds

DIREXION MONTHLY 7-10 YEAR TREASURY BEAR 1.75X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 37.1%
	Money Market Funds — 37.1%
240,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(a)(b)	$240,000
70,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(a)(b)	70,000
	TOTAL SHORT TERM INVESTMENTS (Cost $310,000)	$310,000
	TOTAL INVESTMENTS (Cost $310,000) — 37.1%	$310,000
	Other Assets in Excess of Liabilities — 62.9%	524,870
	TOTAL NET ASSETS — 100.0%	$834,870

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at February 28, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $310,000.
SHORT TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.60%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2026	14,073	$1,371,091	$(7,409)
SOFR + 0.05%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2026	833	80,300	(1,222)
					$1,451,391	$(8,631)

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

1

DIREXION MONTHLY 7-10 YEAR TREASURY BULL 1.75X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 65.6%
29,495	iShares 7-10 Year Treasury Bond ETF(a)	$2,890,215
	TOTAL INVESTMENT COMPANIES (Cost $2,763,159)	$2,890,215
	SHORT TERM INVESTMENTS — 30.2%
	Money Market Funds — 30.2%
1,200,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(b)(c)	$1,200,000
131,472	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	131,472
	TOTAL SHORT TERM INVESTMENTS (Cost $1,331,472)	$1,331,472
	TOTAL INVESTMENTS (Cost $4,094,631) — 95.8%	$4,221,687
	Other Assets in Excess of Liabilities — 4.2%	185,729
	TOTAL NET ASSETS — 100.0%	$4,407,416

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,331,472.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	55,714	$5,386,046	$65,131
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.73%	UBS Securities LLC	12/17/2026	10,835	1,038,201	22,090
					$6,424,247	$87,221

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 79.9%
21,212	iShares iBoxx USD High Yield Corporate Bond ETF(a)	$1,712,233
17,604	State Street SPDR Bloomberg High Yield Bond ETF(a)	1,711,989
	TOTAL INVESTMENT COMPANIES (Cost $3,295,261)	$3,424,222
	SHORT TERM INVESTMENTS — 10.0%
	Money Market Funds — 10.0%
430,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	$430,000
	TOTAL SHORT TERM INVESTMENTS (Cost $430,000)	$430,000
	TOTAL INVESTMENTS (Cost $3,725,261) — 89.9%	$3,854,222
	Other Assets in Excess of Liabilities — 10.1%	432,530
	TOTAL NET ASSETS — 100.0%	$4,286,752

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $430,000.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	SOFR + 0.70%	UBS Securities LLC	12/17/2026	18,133	$1,712,559	$(4,284)

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

DIREXION MONTHLY NASDAQ-100® BULL 1.25X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 41.5%
4,645	Invesco QQQ Trust Series 1(a)	$2,820,862
	TOTAL INVESTMENT COMPANIES (Cost $1,791,676)	$2,820,862
	SHORT TERM INVESTMENTS — 19.8%
	Money Market Funds — 19.8%
1,194,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(b)(c)	$1,194,081
150,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	150,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,344,081)	$1,344,081
	TOTAL INVESTMENTS (Cost $3,135,757) — 61.3%	$4,164,943
	Other Assets in Excess of Liabilities — 38.7%	2,632,207
	TOTAL NET ASSETS — 100.0%	$6,797,150

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,344,081.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	182	$4,527,155	$8,839
Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2026	45	1,109,142	5,540
					$5,636,297	$14,379

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

4

DIREXION MONTHLY NASDAQ-100® BULL 1.75X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 65.7%
546,645	Invesco QQQ Trust Series 1(a)	$331,972,042
	TOTAL INVESTMENT COMPANIES (Cost $188,359,452)	$331,972,042
	SHORT TERM INVESTMENTS — 20.2%
	Money Market Funds — 20.2%
55,371,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(b)(c)	$55,371,830
46,920,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	46,920,000
	TOTAL SHORT TERM INVESTMENTS (Cost $102,291,830)	$102,291,830
	TOTAL INVESTMENTS (Cost $290,651,282) — 85.9%	$ 434,263,872
	Other Assets in Excess of Liabilities — 14.1%	71,379,693
	TOTAL NET ASSETS — 100.0%	$505,643,565

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $102,291,830.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	8,744	$224,412,946	$(8,028,967)
Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2026	13,418	330,721,631	1,651,419
					$555,134,577	$(6,377,548)

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

5

DIREXION MONTHLY S&P 500® BULL 1.75X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 49.8%
87,516	iShares Core S&P 500 ETF (a)	$60,331,780
	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$60,331,780
	SHORT TERM INVESTMENTS — 20.6%
	Money Market Funds — 20.6%
15,370,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(b)(c)	$15,370,000
9,650,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	9,650,000
	TOTAL SHORT TERM INVESTMENTS (Cost $25,020,000)	$25,020,000
	TOTAL INVESTMENTS (Cost $58,911,889) — 70.4%	$85,351,780
	Other Assets in Excess of Liabilities — 29.6%	35,887,050
	TOTAL NET ASSETS — 100.0%	$121,238,830

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,020,000.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2026	10,682	$73,652,445	$(680,094)
Total return of S&P 500® Index	SOFR + 0.75%	UBS Securities LLC	12/17/2026	11,153	74,964,109	1,253,965
					$148,616,554	$573,871

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

DIREXION MONTHLY SMALL CAP BULL 1.75X FUND
Schedule of Investments
February 28, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 52.8%
18,624	iShares Russell 2000 ETF(a)	$4,868,500
	TOTAL INVESTMENT COMPANIES (Cost $3,352,098)	$4,868,500
	SHORT TERM INVESTMENTS — 16.7%
	Money Market Funds — 16.7%
979,749	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.55%(b)(c)	$979,749
560,000	Invesco Government & Agency Portfolio Institutional Shares, 3.60%(b)(c)	560,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,539,749)	$1,539,749
	TOTAL INVESTMENTS (Cost $4,891,847) — 69.5%	$6,408,249
	Other Assets in Excess of Liabilities — 30.5%	2,818,944
	TOTAL NET ASSETS — 100.0%	$9,227,193

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,539,749.
LONG TOTAL RETURN SWAP CONTRACTS
February 28, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2026	1,857	$4,806,749	$51,842
Total return of Russell 2000® Index	SOFR + 0.55%	UBS Securities LLC	12/17/2026	2,430	6,074,572	284,493
					$10,881,321	$336,335

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

7

Direxion Funds
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$310,000	$4,221,687	$3,854,222	$4,164,943	$ 434,263,872
Cash equivalents (Note 2)	535,462	1,159,938	990,363	3,661,684	79,880,001
Interest receivable	4,655	2,799	2,370	10,702	212,056
Dividends receivable	4,052	2,579	1,143	4,387	287,671
Due from Adviser, net (Note 5)	1,074	2,383	2,967	843	—
Receivable for investments sold	159	1,290	2,298,214	—	—
Receivable for Fund shares sold	10	50	27,364	3,138	130,155
Unrealized appreciation on swap contracts	—	87,221	—	14,379	1,651,419
Prepaid expenses and other assets	5,441	21,864	38,767	35,235	9,703
Total assets	860,853	5,499,811	7,215,410	7,895,311	516,434,877
LIABILITIES:
Unrealized depreciation on swap contracts	8,631	—	4,284	—	8,028,967
Payable for investments purchased	1,255	212	5,851	16,555	702,715
Payable for distribution fees	632	802	1,333	1,647	98,297
Payable for Fund shares redeemed	—	1,064,392	2,893,753	1,067,888	1,171,291
Due to Adviser, net (Note 5)	—	—	—	—	294,893
Payable for expenses and other liabilities	15,465	26,989	23,437	12,071	495,149
Total liabilities	25,983	1,092,395	2,928,658	1,098,161	10,791,312
NET ASSETS	$834,870	$4,407,416	$4,286,752	$6,797,150	$ 505,643,565
Net Assets Consists of:
Paid-in capital	$19,502,264	$ 11,520,563	$38,001,785	$8,705,002	$ 327,231,030
Total distributable earnings/ (accumulated losses)	(18,667,394)	(7,113,147)	(33,715,033)	(1,907,852)	178,412,535
Total net assets	$834,870	$4,407,416	$4,286,752	$6,797,150	$ 505,643,565
Investor
Net assets	$834,870	$4,407,416	$4,286,752	$6,797,150	$ 505,643,565
Shares issued and outstanding(a)	34,434	200,006	242,421	72,526	5,020,957
Net asset value per share	$24.25	$22.04	$17.68	$93.72	$100.71
Cost:
Investments, at cost	$310,000	$4,094,631	$3,725,261	$3,135,757	$ 290,651,282

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Direxion Funds
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)(Continued)

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$85,351,780	$6,408,249
Cash equivalents (Note 2)	34,329,211	2,590,584
Unrealized appreciation on swap contracts	1,253,965	336,335
Receivable for Fund shares sold	1,078,393	19,023
Interest receivable	92,235	6,710
Dividends receivable	72,117	4,517
Due from broker for swap contracts	—	406
Prepaid expenses and other assets	15,124	20,603
Total assets	122,192,825	9,386,427
LIABILITIES:
Unrealized depreciation on swap contracts	680,094	—
Due to Adviser, net (Note 5)	73,557	2,815
Payable for Fund shares redeemed	46,279	—
Payable for distribution fees	23,623	1,817
Payable for investments purchased	15,584	—
Deposits from broker for swap contracts	—	140,000
Payable for expenses and other liabilities	114,858	14,602
Total liabilities	953,995	159,234
NET ASSETS	$ 121,238,830	$9,227,193
Net Assets Consists of:
Paid-in capital	$83,310,581	$ 16,116,788
Total distributable earnings/(accumulated losses)	37,928,249	(6,889,595)
Total net assets	$ 121,238,830	$9,227,193
Investor
Net assets	$ 121,238,830	$9,227,193
Shares issued and outstanding(a)	1,591,293	88,040
Net asset value per share	$76.19	$104.81
Cost:
Investments, at cost	$58,911,889	$4,891,847

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Direxion Funds
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
INVESTMENT INCOME:
Dividend income	$9,321	$237,357	$165,843	$31,194	$2,369,164
Interest income	10,651	91,664	21,505	52,388	2,101,183
Total investment income	19,972	329,021	187,348	83,582	4,470,347
EXPENSES:
State registration fees	13,016	16,253	45,530	28,602	19,207
Audit fees	5,203	5,851	7,277	5,595	44,590
Investment advisory fee (Note 5)	4,155	63,717	25,984	32,899	2,046,978
Distribution expenses (Note 5)	1,385	21,239	8,661	10,966	682,326
Legal fees	603	2,195	5,708	1,566	97,555
Fund administration and accounting fees	587	8,991	3,669	4,645	288,986
Management service fees (Note 5)	270	4,168	1,696	2,148	133,645
Trustees’ fees	212	784	2,010	555	34,643
Reports to shareholders	188	685	1,784	490	30,486
Interest expense	—	3,029	—	3,174	127,364
Other expenses and fees	5,449	6,658	8,154	3,885	180,767
Total expenses	31,068	133,570	110,473	94,525	3,686,547
Reimbursement of expenses from Adviser (Note 5)	(23,590)	(15,850)	(63,705)	(40,907)	—
Net expenses	7,478	117,720	46,768	53,618	3,686,547
Net investment income	12,494	211,301	140,580	29,964	783,800
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	118,148	218,713	238,985	—
Swap contracts	(144,137)	50,228	92,372	809,189	67,517,973
Net realized gain (loss)	(144,137)	168,376	311,085	1,048,174	67,517,973
Net change in unrealized appreciation (depreciation) on:
Investments	—	(68,269)	(206,413)	198,420	19,101,938
Swap contracts	16,418	(214,925)	(108,176)	(470,552)	(38,090,787)
Net change in unrealized appreciation (depreciation)	16,418	(283,194)	(314,589)	(272,132)	(18,988,849)
Net realized and unrealized gain (loss)	(127,719)	(114,818)	(3,504)	776,042	48,529,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(115,225)	$96,483	$137,076	$806,006	$49,312,924

The accompanying notes are an integral part of these financial statements.

10

Direxion Funds
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)(Continued)

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
INVESTMENT INCOME:
Dividend income	$776,375	$54,476
Interest income	711,042	48,739
Total investment income	1,487,417	103,215
EXPENSES:
Investment advisory fee (Note 5)	468,809	35,237
Distribution expenses (Note 5)	156,270	11,746
Fund administration and accounting fees	66,188	4,975
Interest expense	48,371	2,544
Management service fees (Note 5)	30,604	2,300
Legal fees	23,576	2,313
State registration fees	20,931	14,362
Audit fees	14,536	5,899
Trustees’ fees	8,367	820
Reports to shareholders	7,368	724
Other expenses and fees	29,932	5,075
Total expenses	874,952	85,995
Recoupment of expenses by Adviser (Note 5)	17,276	—
Reimbursement of expenses from Adviser (Note 5)	—	(20,024)
Net expenses	892,228	65,971
Net investment income	595,189	37,244
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(19,501)
Swap contracts	18,888,601	1,739,816
Net realized gain	18,888,601	1,720,315
Net change in unrealized appreciation (depreciation) on:
Investments	3,593,407	396,018
Swap contracts	(11,385,638)	(589,605)
Net change in unrealized appreciation (depreciation)	(7,792,231)	(193,587)
Net realized and unrealized gain	11,096,370	1,526,728
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,691,559	$ 1,563,972

The accompanying notes are an integral part of these financial statements.

11

Direxion Funds
Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund		Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$12,494	$96,517	$211,301	$258,096
Net realized gain (loss)	(144,137)	(313,893)	168,376	(736,118)
Net change in unrealized appreciation (depreciation)	16,418	84,031	(283,194)	189,021
Net increase (decrease) in net assets from operations	(115,225)	(133,345)	96,483	(289,001)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(64,620)	(138,462)	(258,096)	(270,462)
Total distributions to shareholders	(64,620)	(138,462)	(258,096)	(270,462)
CAPITAL TRANSACTIONS:
Shares sold	9,843,010	8,855,348	29,095,332	56,820,222
Shares issued from reinvestment of distributions	63,866	136,732	257,820	267,999
Shares redeemed	(10,180,065)	(10,619,928)	(48,316,504)	(45,594,420)
Net increase (decrease) in net assets from capital transactions	(273,189)	(1,627,848)	(18,963,352)	11,493,801
Net increase (decrease) in net assets	(453,034)	(1,899,655)	(19,124,965)	10,934,338
NET ASSETS:
Beginning of the period/year	1,287,904	3,187,559	23,532,381	12,598,043
End of the period/year	$834,870	$1,287,904	$4,407,416	$23,532,381
SHARES TRANSACTIONS
Shares sold	389,560	308,444	1,328,982	2,645,447
Shares issued from reinvestment of distributions	2,560	4,943	12,056	13,241
Shares redeemed	(404,088)	(383,536)	(2,229,735)	(2,072,192)
Total increase (decrease) in shares outstanding	(11,968)	(70,149)	(888,697)	586,496

The accompanying notes are an integral part of these financial statements.

12

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100 Bull 1.25X Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$140,580	$1,387,504	$29,964	$86,169
Net realized gain	311,085	692,736	1,048,174	337,841
Net change in unrealized appreciation (depreciation)	(314,589)	(1,904,693)	(272,132)	642,342
Net increase in net assets from operations	137,076	175,547	806,006	1,066,352
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(141,764)	(1,387,504)	(86,169)	(190,446)
From return of capital	—	(1,786)	—	—
Total distributions to shareholders	(141,764)	(1,389,290)	(86,169)	(190,446)
CAPITAL TRANSACTIONS:
Shares sold	85,398,054	315,113,674	46,832,840	94,378,947
Shares issued from reinvestment of distributions	141,506	1,382,755	86,036	186,155
Shares redeemed	(88,452,405)	(367,405,903)	(49,617,528)	(99,496,160)
Net decrease in net assets from capital transactions	(2,912,845)	(50,909,474)	(2,698,652)	(4,931,058)
Net decrease in net assets	(2,917,533)	(52,123,217)	(1,978,815)	(4,055,152)
NET ASSETS:
Beginning of the period/year	7,204,285	59,327,502	8,775,965	12,831,117
End of the period/year	$4,286,752	$7,204,285	$6,797,150	$8,775,965
SHARES TRANSACTIONS
Shares sold	4,813,299	17,983,586	491,719	1,172,235
Shares issued from reinvestment of distributions	8,000	79,007	903	2,362
Shares redeemed	(4,986,891)	(21,043,378)	(519,174)	(1,246,591)
Total decrease in shares outstanding	(165,592)	(2,980,785)	(26,552)	(71,994)

The accompanying notes are an integral part of these financial statements.

13

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly NASDAQ-100 Bull 1.75X Fund		Direxion Monthly S&P 500 Bull 1.75X Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$783,800	$4,501,529	$595,189	$1,558,800
Net realized gain	67,517,973	69,715,599	18,888,601	13,378,382
Net change in unrealized appreciation (depreciation)	(18,988,849)	46,779,842	(7,792,231)	8,762,095
Net increase in net assets from operations	49,312,924	120,996,970	11,691,559	23,699,277
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(73,029,320)	(4,553,713)	(9,163,725)	(13,027,551)
Total distributions to shareholders	(73,029,320)	(4,553,713)	(9,163,725)	(13,027,551)
CAPITAL TRANSACTIONS:
Shares sold	55,707,565	153,494,398	31,423,546	88,598,254
Shares issued from reinvestment of distributions	71,900,175	4,484,567	9,123,541	12,954,236
Shares redeemed	(129,270,593)	(189,345,530)	(43,991,418)	(109,811,988)
Net decrease in net assets from capital transactions	(1,662,853)	(31,366,565)	(3,444,331)	(8,259,498)
Net increase (decrease) in net assets	(25,379,249)	85,076,692	(916,497)	2,412,228
NET ASSETS:
Beginning of the period/year	531,022,814	445,946,122	122,155,327	119,743,099
End of the period/year	$505,643,565	$531,022,814	$121,238,830	$122,155,327
SHARES TRANSACTIONS
Shares sold	495,815	1,735,662	404,401	1,378,702
Shares issued from reinvestment of distributions	664,291	49,396	117,648	187,700
Shares redeemed	(1,171,763)	(2,150,065)	(565,214)	(1,668,027)
Total decrease in shares outstanding	(11,657)	(365,007)	(43,165)	(101,625)

The accompanying notes are an integral part of these financial statements.

14

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly Small Cap Bull 1.75X Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$37,244	$178,729
Net realized gain (loss)	1,720,315	(1,882,683)
Net change in unrealized appreciation (depreciation)	(193,587)	(134,144)
Net increase (decrease) in net assets from operations	1,563,972	(1,838,098)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(178,729)	(198,031)
Total distributions to shareholders	(178,729)	(198,031)
CAPITAL TRANSACTIONS:
Shares sold	6,277,921	18,900,564
Shares issued from reinvestment of distributions	176,290	196,012
Shares redeemed	(7,860,130)	(22,545,242)
Net decrease in net assets from capital transactions	(1,405,919)	(3,448,666)
Net decrease in net assets	(20,676)	(5,484,795)
NET ASSETS:
Beginning of the period/year	9,247,869	14,732,664
End of the period/year	$9,227,193	$9,247,869
SHARES TRANSACTIONS
Shares sold	61,799	224,211
Shares issued from reinvestment of distributions	1,818	2,321
Shares redeemed	(77,906)	(294,020)
Total decrease in shares outstanding	(14,289)	(67,488)

The accompanying notes are an integral part of these financial statements.

15

Direxion Funds
Financial Highlights
February 28, 2026

											SUPPLEMENTAL DATA AND RATIOS:
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period/ Year	Total Return[3]	Net Assets, End of Year (,000)	Total Expenses[4]	Net Expenses[4,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[4]	Total Expenses	Net Expenses[5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[6]
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Six months ended February 28, 2026 (Unaudited)	$27.76	0.29	(0.75)	(0.46)	(3.05)	—	—	(3.05)	$24.25	−1.97%	$835	5.61%	1.35%	2.26%	5.61%	1.35%	2.26%	0%
Year ended August 31, 2025	$27.35	0.84	0.72	1.56	(1.15)	—	—	(1.15)	$27.76	5.69%	$1,288	2.57%	1.38%	2.96%	2.54%	1.35%	2.99%	0%
Year ended August 31, 2024	$31.32	1.08	(0.94)	0.14	(4.11)	—	—	(4.11)	$27.35	0.02%	$3,188	1.98%	1.55%	3.52%	1.78%	1.35%	3.72%	0%
Year ended August 31, 2023	$27.27	0.90	3.15	4.05	—	—	—	—	$31.32	14.84%	$15,151	2.16%	1.42%	2.99%	2.09%	1.35%	3.06%	0%
Year ended August 31, 2022	$21.43	(0.24)	6.08	5.84	—	—	—	—	$27.27	27.26%	$2,650	2.28%	1.37%	(0.99)%	2.26%	1.35%	(0.97)%	0%
Year ended August 31, 2021	$20.65	(0.29)	1.07	0.78	—	—	—	—	$21.43	3.76%	$9,273	2.57%	1.35%	(1.34)%	2.57%	1.35%	(1.34)%	0%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Six months ended February 28, 2026 (Unaudited)	$21.62	0.27	0.51	0.78	(0.36)	—	—	(0.36)	$22.04	3.69%	$4,407	1.57%	1.39%	2.49%	1.53%	1.35%	2.53%	17%
Year ended August 31, 2025	$25.09	0.58	(1.13)	(0.55)	(2.92)	—	—	(2.92)	$21.62	−1.42%	$23,532	1.69%	1.36%	2.64%	1.68%	1.35%	2.65%	296%
Year ended August 31, 2024	$24.58	0.67	0.09	0.76	(0.25)	—	—	(0.25)	$25.09	3.09%	$12,598	1.67%	1.39%	2.79%	1.63%	1.35%	2.83%	399%
Year ended August 31, 2023	$27.88	0.56	(3.86)	(3.30)	—	—	—	—	$24.58	−11.82%	$3,533	1.73%	1.37%	2.13%	1.71%	1.35%	2.15%	351%
Year ended August 31, 2022	$37.54	(0.26)	(9.40)	(9.66)	—	—	—	—	$27.88	−25.74%	$5,146	1.66%	1.35%	(0.77)%	1.66%	1.35%	(0.77)%	144%
Year ended August 31, 2021	$42.14	(0.40)	(2.92)	(3.32)	—	(1.28)	—	(1.28)	$37.54	−8.06%	$25,364	1.44%	1.35%	(1.04)%	1.44%	1.35%	(1.04)%	—%
Direxion Monthly High Yield Bull 1.2X Fund
Six months ended February 28, 2026 (Unaudited)	$17.66	0.36	(0.02)	0.34	(0.32)	—	—	(0.32)	$17.68	1.97%	$4,287	3.19%	1.35%	4.06%	3.19%	1.35%	4.06%	1,394%
Year ended August 31, 2025	$17.51	0.79	0.30	1.09	(0.94)	—	0.00[7]	(0.94)	$17.66	6.46%	$7,204	1.65%	1.35%	4.51%	1.65%	1.35%	4.51%	913%
Year ended August 31, 2024	$16.50	0.75	1.00	1.75	(0.74)	—	(0.00)[7]	(0.74)	$17.51	10.90%	$59,328	1.47%	1.35%	4.40%	1.47%	1.35%	4.40%	869%
Year ended August 31, 2023	$16.76	0.94	0.01	0.95	(1.21)	—	—	(1.21)	$16.50	5.94%	$23,057	1.49%	1.35%	5.65%	1.49%	1.35%	5.65%	2,720%
Year ended August 31, 2022	$21.57	0.50	(3.49)	(2.99)	(1.78)	—	(0.04)	(1.82)	$16.76	−14.45%	$19,002	1.37%	1.35%	2.53%	1.37%	1.35%	2.53%	2,768%
Year ended August 31, 2021	$20.34	0.42	1.28	1.70	(0.46)	—	(0.01)	(0.47)	$21.57	8.46%	$91,324	1.33%	1.35%	2.00%	1.33%	1.35%	2.00%	1,181%
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Six months ended February 28, 2026 (Unaudited)	$88.58	0.32	5.77	6.09	(0.95)	—	—	(0.95)	$93.72	6.87%	$6,797	2.15%	1.22%	0.68%	2.08%	1.15%	0.75%	128%
Year ended August 31, 2025	$75.00	0.91	14.90	15.81	(2.23)	—	—	(2.23)	$88.58	21.44%	$8,776	2.45%	1.22%	1.14%	2.38%	1.15%	1.21%	820%
Year ended August 31, 2024	$57.69	1.23	16.22	17.45	(0.14)	—	—	(0.14)	$75.00	30.30%	$12,831	1.88%	1.25%	1.89%	1.78%	1.15%	1.99%	1,132%
Year ended August 31, 2023	$44.25	0.73	12.71	13.44	—	—	—	—	$57.69	30.37%	$13,993	2.30%	1.19%	1.47%	2.26%	1.15%	1.51%	1,037%
Year ended August 31, 2022	$65.56	(0.67)	(15.86)	(16.53)	—	(4.78)	—	(4.78)	$44.25	−27.50%	$7,281	1.77%	1.35%	(1.15)%	1.57%	1.15%	(0.95)%	0%
Year ended August 31, 2021	$52.59	(0.61)	17.67	17.06	—	(4.09)	—	(4.09)	$65.56	34.93%	$20,940	1.50%	1.15%	(1.13)%	1.50%	1.15%	(1.13)%	0%

The accompanying notes are an integral part of these financial statements.

16

Direxion Funds
Financial Highlights
February 28, 2026(Continued)

											SUPPLEMENTAL DATA AND RATIOS:
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period/ Year	Total Return[3]	Net Assets, End of Year (,000)	Total Expenses[4]	Net Expenses[4,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[4]	Total Expenses	Net Expenses[5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[6]
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Six months ended February 28, 2026 (Unaudited)	$105.51	0.16	10.36	10.52	(1.03)	(14.29)	—	(15.32)	$100.71	9.08%	$505,644	1.35%	1.35%	0.29%	1.30%	1.30%	0.34%	0%
Year ended August 31, 2025	$82.62	0.87	22.89	23.76	(0.87)	—	—	(0.87)	$105.51	28.94%	$531,023	1.37%	1.37%	0.96%	1.32%	1.32%	1.01%	12%
Year ended August 31, 2024	$58.98	0.78	23.16	23.94	(0.30)	—	—	(0.30)	$82.62	47.40%	$445,946	1.42%	1.44%	1.12%	1.33%	1.35%	1.21%	0%
Year ended August 31, 2023	$42.30	0.59	16.09	16.68	—	—	—	—	$58.98	39.42%	$360,701	1.43%	1.41%	1.32%	1.37%	1.35%	1.38%	0%
Year ended August 31, 2022	$81.98	(0.62)	(29.72)	(30.34)	—	(9.34)	—	(9.34)	$42.30	−42.34%	$273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Year ended August 31, 2021	$57.31	(0.80)	31.53	30.73	—	(6.06)	—	(6.06)	$81.98	59.47%	$595,324	1.33%	1.36%	(1.29)%	1.32%	1.35%	(1.28)%	0%
Direxion Monthly S&P 500 Bull 1.75X Fund
Six months ended February 28, 2026 (Unaudited)	$74.74	0.37	6.87	7.24	(0.89)	(4.90)	—	(5.79)	$76.19	9.63%	$121,239	1.40%	1.43%	0.95%	1.32%	1.35%	0.87%	0%
Year ended August 31, 2025	$68.97	0.92	12.74	13.66	(1.20)	(6.69)	—	(7.89)	$74.74	20.92%	$122,155	1.41%	1.43%	1.36%	1.33%	1.35%	1.44%	0%
Year ended August 31, 2024	$49.22	0.96	19.14	20.10	(0.35)	—	—	(0.35)	$68.97	41.07%	$119,743	1.51%	1.53%	1.69%	1.33%	1.35%	1.87%	0%
Year ended August 31, 2023	$40.98	0.65	7.59	8.24	—	—	—	—	$49.22	20.11%	$83,188	1.51%	1.42%	1.54%	1.44%	1.35%	1.61%	0%
Year ended August 31, 2022	$59.67	(0.50)	(13.39)	(13.89)	—	(4.80)	—	(4.80)	$40.98	−25.79%	$85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Year ended August 31, 2021	$37.00	(0.55)	23.93	23.38	—	(0.71)	—	(0.71)	$59.67	64.19%	$124,964	1.33%	1.35%	(1.22)%	1.33%	1.35%	(1.22)%	0%
Direxion Monthly Small Cap Bull 1.75X Fund
Six months ended February 28, 2026 (Unaudited)	$90.37	0.39	16.03	16.42	(1.98)	—	—	(1.98)	$104.81	18.34%	$9,227	1.83%	1.40%	0.79%	1.78%	1.35%	0.84%	41%
Year ended August 31, 2025	$86.76	1.27	3.54	4.81	(1.20)	—	—	(1.20)	$90.37	5.65%	$9,248	1.83%	1.46%	1.54%	1.72%	1.35%	1.65%	19%
Year ended August 31, 2024	$71.53	1.24	14.55	15.79	(0.56)	—	—	(0.56)	$86.76	22.18%	$14,733	1.66%	1.50%	1.69%	1.51%	1.35%	1.84%	35%
Year ended August 31, 2023	$71.90	1.07	(1.44)	(0.37)	—	—	—	—	$71.53	−0.52%	$11,017	1.78%	1.41%	1.54%	1.72%	1.35%	1.60%	24%
Year ended August 31, 2022	$115.43	(0.96)	(41.64)	(42.60)	—	(0.93)	—	(0.93)	$71.90	−37.17%	$10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%
Year ended August 31, 2021	$56.90	(1.26)	59.79	58.53	—	—	—	—	$115.43	102.87%	$23,514	1.54%	1.35%	(1.28)%	1.54%	1.35%	(1.28)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments and swaps for the period.

[3]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Includes interest expense and extraordinary expense which is comprised of excise tax expense.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]
Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year and does not include effects of turnover of the swap contracts portfolio.

[7]	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

17

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which seven are included in this report: Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund, Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund and Direxion Monthly Small Cap Bull 1.75X Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The seven Funds included in this report offer only Investor Class shares.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and all Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds’ investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Fund with the word “Bear” in its name attempts to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	ICE U.S. Treasury 7-10 Year Bond Index	−175%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund		175%
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and were classified as Level 1 assets as of February 28, 2026.
b) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If

18

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
no sale is reported at that time, the mean of the last bid and asked prices is used. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly High Yield Bull 1.2X Fund (the “Fixed Income Funds”) do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swaps or futures contract for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
c) Swap Contracts – Each Fund may enter into total return swap contacts. Standard total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.
In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

19

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into total return swap agreements to obtain leverage in order to meet their investment objectives.
FASB Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.
In the event of the counterparty’s default, bankruptcy, or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firm that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which they trade swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related

20

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
contingent features at February 28, 2026 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$ —	$—	$—	$7,409	$ —	$7,409[1]	$ —
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	65,131	—	—	65,131	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	8,839	—	—	8,839	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	—	8,028,967	—	8,028,967[1]	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—	—	680,094	—	680,094[1]	—
Direxion Monthly Small Cap Bull 1.75X Fund	51,842	—	51,842[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$ —	$ —	$—	$1,222	$ —	$1,222[1]	$ —
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	22,090	—	—	22,090	—	—	—	—
Direxion Monthly High Yield Bull 1.2X Fund	—	—	—	—	4,284	—	4,284[1]	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,540	—	—	5,540	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1,651,419	—	—	1,651,419	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	1,253,965	—	—	1,253,965	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	284,493	—	—	284,493	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]
The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty. The amounts are further offset by a netting arrangement with counterparty in which the variation margin and initial margin are offset daily.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

21

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds’ financial statements.
g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 5.
h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
j) Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
k) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions during the six months ended February 28, 2026 and August 31, 2025 are listed below.
The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

22

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)

Funds	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Distributions Paid From:			Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$64,620	$ —	$ —	$138,462	$ —	$—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	258,096	—	—	270,462	—	—
Direxion Monthly High Yield Bull 1.2X Fund	141,764	—	—	1,387,504	—	1,786
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	86,169	—	—	190,446	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	73,029,320	—	—	4,553,713	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	9,163,725	—	—	13,027,551	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	178,729	—	—	198,031	—	—

As of August 31, 2025, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(34,748)	$117,644
Undistributed ordinary income (loss)	63,463	258,096
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	63,463	258,096
Other accumulated earnings (losses)	(18,516,264)	(7,327,274)
Total accumulated earnings (losses)	$(18,487,549)	$(6,951,534)

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(800,847)	$986,173	$149,092,396
Undistributed ordinary income (loss)	—	86,169	53,036,535
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	—	86,169	53,036,535
Other accumulated earnings (losses)	(32,909,498)	(3,700,031)	—
Total accumulated earnings (losses)	$(33,710,345)	$(2,627,689)	$202,128,931

23

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$30,110,349	$690,092
Undistributed ordinary income (loss)	5,290,066	178,729
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	5,290,066	178,729
Other accumulated earnings (losses)	—	(9,143,659)
Total accumulated earnings (losses)	$35,400,415	$(8,274,838)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.
The cost basis for investments for federal income tax purposes as of February 28, 2026 was as follows:

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Tax cost of investments	$310,000	$4,094,631
Gross unrealized appreciation	—	127,056
Gross unrealized depreciation	—	—
Net unrealized appreciation/(depreciation)	$—	$127,056

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Tax cost of investments	$3,725,261	$3,135,757	$290,651,282
Gross unrealized appreciation	128,961	1,029,186	143,612,590
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$128,961	$1,029,186	$143,612,590

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Tax cost of investments	$58,911,889	$4,891,847
Gross unrealized appreciation	26,439,891	1,516,402
Gross unrealized depreciation	—	—
Net unrealized appreciation/(depreciation)	$26,439,891	$1,516,402

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2025. For the year ended August 31, 2025, each Fund deferred $0 of qualified late year losses.
At August 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

24

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
At August 31, 2025, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$18,516,264	$—	$ —
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	7,012,620	314,654	—
Direxion Monthly High Yield Bull 1.2X Fund	19,827,425	13,082,073	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	278,601	—	926
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	8,866,251	277,408	—
Capital Loss Utilized:
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$9,101,717	$—	$—

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation. Direxion Monthly NASDAQ-100® Bull 1.25X Fund has $3,421,430 of capital losses that are subject to an annual limitation.
To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2026, open U.S. Federal and state income tax years include the tax years ended August 31, 2023 through August 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the six months ended February 28, 2026. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1,330,542	9,524,077
Direxion Monthly High Yield Bull 1.2X Fund	66,273,220	68,612,093
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,709,198	8,343,550
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	35,943,756	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	1,954,934	2,438,208

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2026.

25

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate of 0.75% based on its average daily net assets, computed daily and payable monthly.
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Each Fund is responsible for its own operating expenses. The Trust has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following annual rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1.35%
Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			August 31, 2026	August 31, 2027	August 31, 2028	February 28, 2029
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$23,590	$20,676	$50,354	$43,274	$23,590	$137,894
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	15,850	19,701	34,429	38,330	15,850	108,310
Direxion Monthly High Yield Bull 1.2X Fund	—	63,705	63,264	56,563	103,563	63,705	287,095
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	40,907	27,477	73,753	93,931	40,907	236,068
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	17,276	—	27,043	11,184	6,377	—	44,604
Direxion Monthly Small Cap Bull 1.75X Fund	—	20,024	16,538	30,360	42,457	20,024	109,379

26

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of February 28, 2026, are presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund’s average daily net assets.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.
6. VALUATION MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The follow is a summary of the inputs used to value the Funds’ securities as of February 28, 2026.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$310,000	$535,462	$—	$(8,631)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	2,890,215	1,331,472	1,159,938	87,221	—
Direxion Monthly High Yield Bull 1.2X Fund	3,424,222	430,000	990,363	—	(4,284)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	2,820,862	1,344,081	3,661,684	14,379	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	331,972,042	102,291,830	79,880,001	1,651,419	(8,028,967)
Direxion Monthly S&P 500® Bull 1.75X Fund	60,331,780	25,020,000	34,329,211	1,253,965	(680,094)
Direxion Monthly Small Cap Bull 1.75X Fund	4,868,500	1,539,749	2,590,584	336,335	—

For further information regarding each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately

27

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
7. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund’s financial position and results of operations.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2026, the Funds were invested in swap contracts.
At February 28, 2026, the fair value of derivative instruments, by primary risk, were as follows:

Fund	Asset Derivatives[1]
	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$—	$—	$87,221	$87,221
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	14,379	—	14,379
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	1,651,419	—	1,651,419
Direxion Monthly S&P 500® Bull 1.75X Fund	—	1,253,965	—	1,253,965
Direxion Monthly Small Cap Bull 1.75X Fund	—	336,335	—	336,335

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

Fund	Liability Derivatives[2]
	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$—	$8,631	$8,631
Direxion Monthly High Yield Bull 1.2X Fund	4,284	—	—	4,284
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	8,028,967	—	8,028,967
Direxion Monthly S&P 500® Bull 1.75X Fund	—	680,094	—	680,094

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the six months ended February 28, 2026, by primary risk, were as follows:

Fund		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Swap Contracts	$—	$—	$(144,137)	$—	$—	$16,418
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Swap Contracts	—	—	50,228	—	—	(214,925)
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	92,372	—	—	(108,176)	—	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	809,189	—	—	(470,552)	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	—	67,517,973	—	—	(38,090,787)	—
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	—	18,888,601	—	—	(11,385,638)	—
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	—	1,739,816	—	—	(589,605)	—

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

28

DIREXION FUNDS
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
For the year six months ended February 28, 2026, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$—	$1,559,678
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	20,998,342	—
Direxion Monthly High Yield Bull 1.2X Fund	1,954,813	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,691,003	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	586,320,140	—
Direxion Monthly S&P 500® Bull 1.75X Fund	146,510,759	—
Direxion Monthly Small Cap Bull 1.75X Fund	10,405,926	—

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, 175%, and -175% calendar month performance of their respective indices.
8. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0350 per share, with a record date of March 16, 2026 and ex-date and payable date of March 17, 2026.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0562 per share, with a record date of April 15, 2026 and ex-date and payable date of April 16, 2026.

29

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX INFORMATION
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 29.01%, 31.91%, 5.69% and 0.48% for the Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly NASDAQ-100 Bull® 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund and the Direxion Monthly NASDAQ-100® Bull 1.25X Fund, respectively.
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending August 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025 was 0% for each of the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-851-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended February 28, 2026, is available without charge, upon request, by calling 1-800-851-0511 or by accessing the website of the SEC.

30

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

31

Direxion

Semi-Annual Financial Statements and Additional Information

Hilton Tactical Income Fund

FEBRUARY 28, 2026

TICKERS:
INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

535 Madison Avenue, 37th Floor | New York, New York 10022 | (800) 851-0511

www.direxion.com

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 44.7%
Exchange Traded Funds - 44.7%
Equity Exchange Traded Funds - 19.0%
Alerian MLP ETF(a)	27,490	$1,430,580
Goldman Sachs S&P 500 Premium Income ETF(a)	83,980	4,426,586
JPMorgan Equity Premium Income ETF(a)	45,775	2,741,007
JPMorgan Nasdaq Equity Premium Income ETF(a)	122,775	7,125,861
Utilities Select Sector SPDR Fund(a)	65,255	3,114,621
Vanguard International High Dividend Yield ETF(a)	70,105	7,086,915
		25,925,570
Income Exchange Traded Funds - 25.7%
FT Vest Gold Strategy Target Income ETF(a)	94,365	2,736,585
iShares MBS ETF(a)	67,295	6,521,558
Janus Henderson AAA CLO ETF(a)	80,060	4,033,423
JPMorgan Income ETF(a)	116,050	5,404,448
Simplify MBS ETF(a)	96,280	4,872,731
Vanguard Intermediate-Term Corporate Bond ETF(a)	70,960	6,011,731
Vanguard Intermediate-Term Treasury ETF(a)	56,080	3,405,738
Vanguard Short-Term Corporate Bond ETF(a)	25,775	2,067,155
		35,053,369
TOTAL INVESTMENT COMPANIES (Cost $57,118,733)		60,978,939
COMMON STOCKS - 32.5%
Aerospace & Defense - 0.5%
General Dynamics Corp.	1,980	706,959
Banks - 3.0%
Bank of America Corp.	17,900	891,957
Cullen/Frost Bankers, Inc.	3,040	420,189
JPMorgan Chase & Co.	3,890	1,168,167
Truist Financial Corp.	14,335	706,859
Wells Fargo & Co.	10,675	869,479
		4,056,651
Biotechnology - 0.5%
Amgen, Inc.	1,935	751,090
Capital Markets - 1.1%
3i Group PLC (United Kingdom) - ADR	38,635	438,507
Blackrock, Inc.	645	685,783
Franklin Resources, Inc.	14,755	391,598
		1,515,888
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	3,800	870,200
Communications Equipment - 1.0%
Cisco Systems, Inc.	16,370	1,300,760

The accompanying notes are an integral part of these financial statements.

1

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 0.6%
Emerson Electric Co.	5,240	$789,930
Food Products - 0.3%
McCormick & Co., Inc.	6,170	438,317
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	5,605	652,142
Health Care Providers & Services - 1.1%
Quest Diagnostics, Inc.	5,365	1,136,897
UnitedHealth Group, Inc.	1,195	350,458
		1,487,355
Health Care REITs - 0.7%
American Healthcare REIT, Inc.	10,360	541,206
Welltower, Inc.	2,050	424,596
		965,802
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	3,805	1,297,733
Household Products - 0.6%
The Procter & Gamble Co.	4,985	833,492
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	3,230	786,796
Siemens AG (Germany) - ADR	4,740	690,097
		1,476,893
Industrial REITs - 1.1%
Prologis, Inc.	10,630	1,515,519
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A	10,735	3,346,743
Meta Platforms, Inc. - Class A	3,420	2,216,776
		5,563,519
IT Services - 0.7%
Accenture PLC (Ireland) - Class A	1,490	310,993
International Business Machines Corp.	2,590	622,144
		933,137
Machinery - 1.7%
Caterpillar, Inc.	1,430	1,062,247
FANUC Corp. (Japan) - ADR	30,705	695,468
Xylem, Inc.	4,895	634,196
		2,391,911

The accompanying notes are an integral part of these financial statements.

2

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 1.1%
EQT Corp.	5,735	$352,244
The Williams Cos., Inc.	15,105	1,128,645
		1,480,889
Personal Care Products - 0.7%
Unilever PLC (United Kingdom) - ADR	12,355	911,181
Pharmaceuticals - 3.0%
AstraZeneca PLC (United Kingdom)	8,125	1,693,656
Eli Lilly & Co.	1,170	1,230,828
Johnson & Johnson	3,155	783,797
Merck & Co., Inc.	4,005	495,899
		4,204,180
Residential REITs - 0.5%
AvalonBay Communities, Inc.	3,555	630,053
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	2,590	921,496
Taiwan Semiconductor Manufacturing Co. Ltd. (China) - ADR	2,310	865,280
		1,786,776
Software - 1.6%
Microsoft Corp.	5,530	2,171,852
Specialty Retail - 1.8%
The Home Depot, Inc.	3,050	1,161,196
The TJX Cos., Inc.	8,240	1,332,078
		2,493,274
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	9,070	2,396,113
Trading Companies & Distributors - 0.6%
ITOCHU Corp. (Japan) - ADR	53,285	767,837
TOTAL COMMON STOCKS (Cost $32,661,003)		44,389,453

	Par
CORPORATE BONDS - 18.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp., 4.40%, 08/15/2030	$500,000	509,506
RTX Corp., 4.13%, 11/16/2028	500,000	503,314
		1,012,820
Banks - 1.5%
JPMorgan Chase & Co., 4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	385,000	386,348
M&T Bank Corp., 5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	515,000	532,039

The accompanying notes are an integral part of these financial statements.

3

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	$610,000	$634,729
US Bancorp, 4.48% to 01/26/2031 then SOFR + 0.87%, 01/26/2032	465,000	470,437
		2,023,553
Beverages - 0.4%
PepsiCo, Inc., 4.30%, 07/23/2030	575,000	586,766
Biotechnology - 0.5%
AbbVie, Inc., 4.80%, 03/15/2029	610,000	626,886
Broadline Retail - 0.6%
Amazon.com, Inc., 4.65%, 12/01/2029	765,000	788,416
Building Products - 0.4%
Lennox International, Inc., 5.50%, 09/15/2028	590,000	610,275
Capital Markets - 1.5%
Ares Capital Corp., 5.95%, 07/15/2029	600,000	614,101
Ares Management Corp., 6.38%, 11/10/2028	200,000	209,902
CME Group, Inc., 4.40%, 03/15/2030	605,000	616,530
State Street Corp., 4.73%, 02/28/2030	605,000	622,145
		2,062,678
Communications Equipment - 1.0%
Cisco Systems, Inc., 4.95%, 02/26/2031	730,000	760,600
Motorola Solutions, Inc., 4.85%, 08/15/2030	645,000	662,952
		1,423,552
Consumer Finance - 0.6%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	795,000	821,721
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc., 4.35%, 04/28/2030	635,000	648,980
Entertainment - 0.4%
Netflix, Inc., 5.88%, 11/15/2028	550,000	578,884
Health Care Equipment & Supplies - 0.5%
Stryker Corp., 4.85%, 02/10/2030	620,000	639,941
Health Care REITs - 0.5%
Welltower OP LLC, 4.50%, 07/01/2030	605,000	616,457
Insurance - 1.4%
Arthur J Gallagher & Co., 5.00%, 02/15/2032	635,000	649,501
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	626,781
MetLife, Inc., 4.55%, 03/23/2030	675,000	691,207
		1,967,489

The accompanying notes are an integral part of these financial statements.

4

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Interactive Media & Services - 0.4%
Meta Platforms, Inc., 4.30%, 08/15/2029	$515,000	$523,551
IT Services - 0.4%
International Business Machines Corp., 4.80%, 02/10/2030	500,000	512,659
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	760,000	785,370
Media - 0.4%
Comcast Corp., 4.15%, 10/15/2028	475,000	478,606
Oil, Gas & Consumable Fuels - 0.4%
The Williams Cos., Inc., 5.30%, 08/15/2028	590,000	609,360
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031	640,000	669,654
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	655,000	670,384
Merck & Co., Inc., 4.30%, 05/17/2030	640,000	650,428
Pfizer, Inc., 3.60%, 09/15/2028	415,000	415,206
		2,405,672
Professional Services - 0.8%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	420,000	433,266
Paychex, Inc., 5.10%, 04/15/2030	615,000	628,448
		1,061,714
Retail REITs - 0.4%
Realty Income Corp., 4.85%, 03/15/2030	570,000	588,632
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc., 5.05%, 07/12/2029	615,000	636,497
Texas Instruments, Inc., 4.50%, 05/23/2030	605,000	618,418
		1,254,915
Specialized REITs - 0.9%
Extra Space Storage LP, 5.50%, 07/01/2030	555,000	581,086
Public Storage Operating Co., 4.38%, 07/01/2030	630,000	640,634
		1,221,720
Specialty Retail - 0.5%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	620,000	630,781
TOTAL CORPORATE BONDS (Cost $23,993,405)		24,481,398
U.S. TREASURY SECURITIES - 2.1%
U.S. Treasury Note, 4.13%, 11/30/2029	2,830,000	2,897,378
TOTAL U.S. TREASURY SECURITIES (Cost $2,803,477)		2,897,378

The accompanying notes are an integral part of these financial statements.

5

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(b)
Fidelity Government Portfolio - Institutional Class, 3.59%(c)	22,178	$22,178
TOTAL MONEY MARKET FUNDS (Cost $22,178)		22,178
TOTAL INVESTMENTS - 97.3% (Cost $116,598,796)		$132,769,346
Other Assets in Excess of Liabilities - 2.7%		3,712,407
TOTAL NET ASSETS - 100.0%		$136,481,753

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

Hilton Tactical Income Fund
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at fair value (Note 2)	$ 132,769,346
Cash	3,513,612
Interest receivable	288,127
Dividends receivable	99,912
Receivable for Fund shares sold	14,966
Dividend tax reclaims receivable	4,703
Prepaid expenses and other assets	27,467
Total assets	136,718,133
LIABILITIES:
Due to Adviser, net (Note 5)	64,257
Payable for Fund shares redeemed	56,775
Payable for distribution fees	792
Accrued expenses and other liabilities	114,556
Total liabilities	236,380
NET ASSETS	$ 136,481,753
Net Assets Consists of:
Paid-in capital	$118,959,517
Total distributable earnings	17,522,236
Total net assets	$ 136,481,753
Institutional Class
Net assets	$ 132,350,639
Shares issued and outstanding(a)	7,067,017
Net asset value per share	$18.73
Investor Class
Net assets	$4,131,114
Shares issued and outstanding(a)	220,910
Net asset value per share	$18.70
Cost:
Investments, at cost	$116,598,796

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Hilton Tactical Income Fund
Statement of Operations
For the Period Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$ 2,047,170
Less: Issuance fees	(2,412)
Less: Dividend withholding taxes	(3,862)
Interest income	685,553
Total investment income	2,726,449
EXPENSES:
Investment advisory fee (Note 5)	508,200
Fund administration and accounting fees	68,121
Management service fee (Note 5)	31,490
State registration fees	30,141
Legal fees	25,171
Audit fees	15,185
Trustees’ fees	8,928
Reports to shareholders	7,865
Distribution expenses - Investor Class (Note 5)	5,167
Other expenses and fees	16,321
Total expenses	716,589
Expense reimbursement by Adviser	(151,758)
Net expenses	564,831
NET INVESTMENT INCOME	2,161,618
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,381,963
Distributions received from other investment companies	25,001
Net realized gain	2,406,964
Net change in unrealized appreciation (depreciation) on:
Investments	2,976,701
Net change in unrealized appreciation (depreciation)	2,976,701
Net realized and unrealized gain	5,383,665
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,545,283

The accompanying notes are an integral part of these financial statements.

8

Hilton Tactical Income Fund
Statements of Changes in Net Assets

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$2,161,618	$4,216,165
Net realized gain	2,406,964	5,317,013
Net change in unrealized appreciation (depreciation)	2,976,701	(2,565,153)
Net increase in net assets from operations	7,545,283	6,968,025
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(5,605,551)	(4,584,308)
From earnings - Investor Class	(180,268)	(230,465)
Total distributions to shareholders	(5,785,819)	(4,814,773)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	17,565,636	40,641,083
Shares issued from reinvestment of distributions - Institutional Class	5,493,865	4,446,113
Shares redeemed - Institutional Class	(13,145,913)	(31,627,909)
Redemption fees - Institutional Class	380	1,422
Shares sold - Investor Class	1,092,471	1,284,197
Shares issued from reinvestment of distributions - Investor Class	165,411	202,043
Shares redeemed - Investor Class	(1,492,328)	(15,526,715)
Redemption fees - Investor Class	13	54
Net increase (decrease) in net assets from capital transactions	9,679,535	(579,712)
NET INCREASE IN NET ASSETS	11,438,999	1,573,540
NET ASSETS:
Beginning of year/period	125,042,754	123,469,214
End of year/period	$ 136,481,753	$ 125,042,754
SHARES TRANSACTIONS
Shares sold - Institutional Class	946,016	2,242,391
Shares issued from reinvestment of distributions - Institutional Class	297,855	246,239
Shares redeemed - Institutional Class	(708,741)	(1,748,882)
Shares sold - Investor Class	58,745	70,867
Shares issued from reinvestment of distributions - Investor Class	8,982	11,192
Shares redeemed - Investor Class	(80,147)	(853,852)
Total increase (decrease) in shares outstanding	522,710	(32,045)

The accompanying notes are an integral part of these financial statements.

9

DIREXION FUNDS
Financial Highlights
February 28, 2026

	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Dividends from Realized Gains	Return of Capital Distributions	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/Period (,000)	Ratios to Average Net Assets
													Total Expenses	Net Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Hilton Tactical Income Fund - Institutional Class
Six Months Ended February 28, 2026 (Unaudited)	$18.48	0.31	0.78	1.09	(0.39)	(0.45)	—	(0.84)	—[5]	$18.73	6.01%	$132,351	1.11%	0.87%	3.37%	30%
Year Ended August 31, 2025	$18.17	0.62	0.40	1.02	(0.71)	—	—	(0.71)	—[5]	$18.48	5.78%	$120,736	1.09%	0.87%	3.43%	92%
Year Ended August 31, 2024	$16.44	0.55	1.76	2.31	(0.55)	—	(0.03)	(0.58)	—[5]	$18.17	14.38%	$105,245	1.10%	0.87%	3.22%	83%
Year Ended August 31, 2023	$16.72	0.43	(0.21)	0.22	(0.43)	—	(0.07)	(0.50)	—[5]	$16.44	1.37%	$100,711	1.15%	0.87%	2.65%	93%
Year Ended August 31, 2022	$18.51	0.21	(1.51)	(1.30)	(0.49)	—	—	(0.49)	—[5]	$16.72	−7.13%	$102,016	1.09%	0.87%	1.17%	103%
Year Ended August 31, 2021	$16.27	0.25	2.49	2.74	(0.27)	—	(0.23)	(0.50)	—[5]	$18.51	17.19%	$104,044	1.10%	0.87%	1.45%	112%
Hilton Tactical Income Fund - Investor Class
Six Months Ended February 28, 2026 (Unaudited)	$18.46	0.29	0.77	1.06	(0.37)	(0.45)	—	(0.82)	—[5]	$18.70	5.83%	$4,131	1.36%	1.12%	3.11%	30%
Year Ended August 31, 2025	$18.13	0.57	0.42	0.99	(0.66)	—	—	(0.66)	—[5]	$18.46	5.63%	$4,307	1.34%	1.12%	3.14%	92%
Year Ended August 31, 2024	$16.40	0.51	1.76	2.27	(0.51)	—	(0.03)	(0.54)	—[5]	$18.13	14.12%	$18,224	1.35%	1.12%	2.98%	83%
Year Ended August 31, 2023	$16.68	0.39	(0.21)	0.18	(0.40)	—	(0.06)	(0.46)	—[5]	$16.40	1.12%	$14,311	1.40%	1.12%	2.38%	93%
Year Ended August 31, 2022	$18.48	0.16	(1.51)	(1.35)	(0.45)	—	—	(0.45)	—[5]	$16.68	−7.41%	$18,035	1.34%	1.12%	0.92%	103%
Year Ended August 31, 2021	$16.24	0.20	2.50	2.70	(0.25)	—	(0.21)	(0.46)	—[5]	$18.48	16.94%	$20,160	1.34%	1.12%	1.18%	112%

[1]	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year/period.
[2]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Net expenses include effects of any reimbursement or recoupment.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year.
[5]	Amount represents less than $0.005 per share. Redemption Fees Paid to Fund are included in the Statement of Changes in Net Assets “Shares redeemed” for each share class.
The accompanying notes are an integral part of these financial statements.

10

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which one is included in this report: the Hilton Tactical Income Fund (the “Fund”). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Rafferty Asset Management, LLC serves as adviser to the Fund (the “Adviser”) and Hilton Capital Management, LLC serves as the Fund’s subadviser (the “Subadviser”).
The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships, real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed, or otherwise guaranteed by the U.S. Government or its agencies.
The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by the Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

11

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
c) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
d) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.
e) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund’s respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 5.
f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.
g) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
h) Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Fund is deemed to be an individual reporting segment and Officers of the Trust collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

12

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions during the six months ended February 28, 2026 and August 31, 2025 were as follows:

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Distributions Paid from:
Ordinary Income	$2,696,546	$4,306,046
Long-Term Capital Gains	3,089,273	508,727
Return of Capital	—	—
Total Distributions Paid	$5,785,819	$4,814,773

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2025. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.
As of August 31, 2025, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$13,014,243
Undistributed ordinary income	—
Undistributed long-term capital gain	2,748,529
Total distributable earnings	2,748,529
Other accumulated gain/(loss)	—
Total accumulated earnings/(losses)	$15,762,772

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax treatment of Passive Foreign Investment Companies and the tax deferral of losses on wash sales.
The cost basis for investments for federal income tax purposes as of February 28, 2026, was as follows:

Tax cost of investments	$116,598,796
Gross unrealized appreciation	16,526,865
Gross unrealized depreciation	(356,315)
Net unrealized appreciation/(depreciation)	$16,170,550

In order to meet certain U.S. excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2025. For the year ended August 31, 2025, the Fund deferred no qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2025, the Fund had no short-term or long-term capital loss carryforwards on a tax basis.
The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense

13

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2026, open U.S. Federal and state income tax years include the tax years ended August 31, 2023 through August 31, 2025. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. INVESTMENT TRANSACTIONS
During the six months ended February 28, 2026, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $43,887,516 and $38,171,829, respectively.
Of the aggregate purchases and sales of investments in the Fund during the six months ended February 28, 2026, $87,042 were purchases of long-term U.S. Government securities and $5,043,365 were sales of long-term U.S. Government securities.
5. INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser provides a continuous investment program the Fund’s asset in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser investment advisory fees at an annual rate of 0.79% based on its average daily net assets, computed daily and payable monthly.
The Adviser has entered into a Sub-Advisory Agreement with the Subadvisor, whereby the Subadvisor will provide investment management and asset allocation advice to the Fund. The Advisor pays, out of the investment advisory fee it receives from the Fund, a fee for these sub-advisory fees. Pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor fees at an annual rate of 0.59% based on its average daily net assets, computed daily and payable monthly.
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
The Fund is responsible for its own operating expenses. The Fund has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the annual rate of 1.12% for the Investor Class Shares and 0.87% for Institutional Class Shares multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Subadviser recouped, waived and the amounts available for potential recoupments by the Subadviser.

		Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Expenses Recouped	Expenses Reimbursed	August 31, 2026	August 31, 2027	August 31, 2028	February 28, 2029
$ —	$151,758	$142,135	$276,835	$271,920	$151,758	$842,648

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of February 28, 2026, are presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.

14

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets. The Investor Class shares of the Fund pay a fee of 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.
6. VALUATION MEASUREMENTS
The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions about the assumptions in determining fair value of investments
To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.
The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investment Companies	$60,978,939	$—	$—	$60,978,939
Common Stocks	44,389,453	—	—	44,389,453
Corporate Bonds	—	24,481,398	—	24,481,398
U.S. Treasury Securities	2,897,378	—	—	2,897,378
Short-Term Investments	22,178	—	—	22,178

For further detail on each asset class, see Schedule of Investments.
The Fund also follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

15

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
7. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
The Fund paid an income distribution with a record date of February 27, 2026 and ex-date and payable date of March 2, 2026 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.065 per share.
The Fund paid an income distribution with a record date of March 31, 2026 and ex-date and payable date of April 1, 2026 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.065 per share.

16

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website www.direxion.com.
FEDERAL TAX INFORMATION
For the fiscal period ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 21.30% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2025, was 13.27% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-800-851-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.direxion.com. Information on how the Fund voted proxies related to portfolio securities during the period ended February 28, 2026, is available without charge, upon request, by calling 1-800-851-0511 or by accessing the website of the SEC.

17

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	May 7, 2026

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	May 7, 2026